UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6014

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	08/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Connecticut Municipal Money Market Fund, Inc.
August 31, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--102.0%	Rate (%)		Date	Amount ($)	Value ($)

Connecticut--101.3%
Connecticut,
GO Notes		3.00	10/15/08	100,000	100,005
Connecticut,
GO Notes		3.50	12/1/08	100,000	100,368
Connecticut,
GO Notes		3.90	12/15/08	150,000	150,699
Connecticut,
GO Notes		5.00	12/15/08	300,000	302,643
Connecticut,
GO Notes		5.00	12/15/08	165,000	166,429
Connecticut,
GO Notes		5.00	4/15/09	1,000,000	1,020,190
Connecticut,
GO Notes		5.25	6/15/09	2,025,000 a	2,099,937
Connecticut,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)		1.90	9/7/08	15,860,000 b	15,860,000
Connecticut,
GO Notes (Liquidity Facility;
Merrill Lynch Capital Services)		1.84	9/7/08	7,850,000 b,c	7,850,000
Connecticut,
GO Notes (Merlots Program)
(Liquidity Facility; Wachovia
Bank)		2.07	9/7/08	5,185,000 b,c	5,185,000
Connecticut,
GO Notes, Refunding		5.00	11/15/08	4,495,000	4,508,851
Connecticut,
GO Notes, Refunding		5.00	11/15/08	1,250,000	1,257,522
Connecticut,
GO Notes, Refunding		3.00	12/1/08	200,000	200,292
Connecticut,
GO Notes, Refunding		5.25	12/15/08	2,080,000	2,099,498
Connecticut,
Second Lien Special Tax
Obligation (Transportation
Infrastructure Purposes)
(Insured; FSA and Liquidity
Facility; Bank of America)		1.97	9/7/08	13,400,000 b	13,400,000
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)		5.38	9/1/08	340,000	340,000
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)		6.10	9/1/08	1,000,000	1,000,000

Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	6.15	9/1/09	3,930,000	4,099,020
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	4.75	9/1/08	250,000	250,000
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	9/1/08	1,225,000	1,225,000
Connecticut,
Special Tax Obligation,
Refunding (Transportation
Infrastructure Purposes)
(Insured; FSA)	5.00	10/1/08	2,500,000	2,503,827
Connecticut Development Authority,
Airport Hotel Revenue,
Refunding (Bradley Airport
Hotel Project) (LOC; TD
Banknorth, N.A.)	1.87	9/7/08	8,335,000 b	8,335,000
Connecticut Development Authority,
IDR (Imperial Electric
Assembly Project) (LOC;
Wachovia Bank)	2.02	9/7/08	1,110,000 b	1,110,000
Connecticut Development Authority,
IDR (Lapham-Hickey Steel
Corporation Project) (LOC;
Bank of Montreal)	2.16	9/7/08	4,995,000 b	4,995,000
Connecticut Development Authority,
Industrial Revenue (Gerber
Scientific Inc. Issue) (LOC;
Royal Bank of Scotland)	1.82	9/7/08	1,285,000 b	1,285,000
Connecticut Development Authority,
Water Facility Revenue,
Refunding (Connecticut Water
Company Project) (LOC;
Citizens Bank of Rhode Island)	1.87	9/7/08	725,000 b	725,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Avon Old Farms School Issue)
(LOC; Bank of America)	1.85	9/7/08	535,000 b	535,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Charlotte Hungerford Hospital
Issue) (LOC; Bank of America)	1.87	9/7/08	645,000 b	645,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (LOC; Comerica
Bank)	1.88	9/7/08	4,220,000 b	4,220,000
Connecticut Health and Educational
Facilities Authority, Revenue

(Griffin Hospital Issue) (LOC;
Wachovia Bank)	1.83	9/7/08	11,500,000 b	11,500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hamden Hall Country Day
School Issue) (LOC; RBS
Citizens NA)	1.84	9/7/08	2,800,000 b	2,800,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford Hospital Issue)
(LOC; Bank of America)	1.85	9/7/08	570,000 b	570,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hotchkiss School Issue)
(Liquidity Facility; Northern
Trust Company)	1.90	9/7/08	2,350,000 b	2,350,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Lawrence and Memorial
Hospital Issue) (LOC; JPMorgan
Chase Bank)	1.90	9/7/08	3,850,000 b	3,850,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Mansfield Center for Nursing
and Rehabilitation Issue)
(LOC; Bank of America)	1.87	9/7/08	1,165,000 b	1,165,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Middlesex Hospital Issue)
(LOC; Wachovia Bank)	1.85	9/7/08	340,000 b	340,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Putters Program) (Salisbury
School Issue) (Insured;
Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	2.49	9/7/08	5,075,000 b,c	5,075,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Putters Program) (Yale
University Issue) (Liquidity
Facility; JPMorgan Chase Bank)	1.82	9/7/08	4,310,000 b,c	4,310,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University
Issue) (LOC; Bank of America)	1.83	9/7/08	2,200,000 b	2,200,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Saint Francis Hospital and
Medical Center Issue) (LOC;
Morgan Stanley Bank)	2.04	9/7/08	15,000,000 b,c	15,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Taft School Issue) (LOC;
Wachovia Bank)	1.80	9/7/08	5,655,000 b	5,655,000

Connecticut Health and Educational
Facilities Authority, Revenue
(The Hospital of Central
Connecticut Issue) (LOC; Bank
of America)	1.84	9/7/08	3,000,000 b	3,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Marvelwood School Issue)
(LOC; Wachovia Bank)	1.87	9/7/08	500,000 b	500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue) (LOC;
JPMorgan Chase Bank)	1.84	9/7/08	2,000,000 b	2,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(United Methodist Home of
Sharon, Inc. Issue) (LOC;
Wachovia Bank)	1.87	9/7/08	2,635,000 b,d	2,635,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Bridgeport
Issue) (LOC; Bank of Nova
Scotia)	1.84	9/7/08	5,800,000 b	5,800,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of New Haven
Issue) (LOC; Wachovia Bank)	1.82	9/7/08	1,100,000 b	1,100,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of New Haven
Issue) (LOC; Wachovia Bank)	1.85	9/7/08	500,000 b	500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	1.93	9/7/08	7,930,000 b	7,930,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	1.87	9/7/08	450,000 b	450,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	2.40	9/1/08	2,500,000 b	2,500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)
(Liquidity Facility; Wells
Fargo Bank)	1.88	9/7/08	7,300,000 b,c	7,300,000
Connecticut Housing Finance
Authority, Housing Revenue
(CIL Realty Inc. Issue) (LOC;
HSBC Bank USA)	1.75	9/7/08	2,300,000 b	2,300,000
Connecticut Housing Finance
Authority, Revenue (Liquidity

Facility; FHLMC)	2.10	9/7/08	9,499,000 b	9,499,000
Derby,
GO Notes, BAN	3.50	9/5/08	2,000,000	2,000,053
Derby,
GO Notes, BAN	2.25	6/5/09	8,500,000 d	8,542,160
East Lyme,
GO Notes, BAN	2.00	7/16/09	3,960,000	3,973,561
Easton,
GO Notes, BAN	2.50	11/7/08	3,075,000	3,079,155
Hartford Redevelopment Agency,
MFHR, Refunding (Underwood
Towers Project) (Insured; FSA
and Liquidity Facility;
Societe Generale)	1.95	9/7/08	2,050,000 b	2,050,000
Harwinton,
GO Notes, BAN	2.35	8/4/09	850,000	852,304
Killingly,
GO Notes, Refunding	3.25	9/15/08	480,000	480,234
Manchester,
GO Notes, BAN	2.00	7/2/09	346,000	346,565
New Britain,
BAN	4.00	3/31/09	4,250,000	4,298,287
New Milford,
GO Notes	4.00	7/15/09	575,000	586,586
New Milford,
GO Notes, BAN	2.50	7/28/09	2,750,000	2,770,768
Northeast Tax Exempt Bond Grantor
Trust, Revenue (LOC; Bank of
America)	2.06	9/7/08	3,328,000 b,c	3,328,000
Old Saybrook,
GO Notes, BAN	2.50	7/7/09	2,310,000	2,324,413
Scotland,
GO Notes, BAN	2.50	5/19/09	1,775,000	1,781,799
Shelton,
GO Notes	5.00	10/1/08	500,000	501,228
Shelton,
GO Notes	3.75	10/15/08	490,000	490,189
Shelton,
GO Notes, Refunding	4.75	11/15/08	400,000	402,391
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; Wachovia Bank)	1.92	9/7/08	2,960,000 b	2,960,000
Stamford,
GO Notes	3.00	9/1/08	755,000	755,000
Stamford,
GO Notes	6.60	1/15/09	725,000	734,831
Stamford,
GO Notes	3.13	6/1/09	3,200,000	3,231,276
Stratford,
GO Notes, BAN	3.50	12/18/08	4,245,000	4,252,293
Thomaston,
GO Notes, BAN	2.25	5/6/09	2,500,000	2,510,874
Thompson,
GO Notes, BAN	3.60	12/11/08	1,100,000	1,100,910
Tolland,
GO Notes, BAN	3.00	9/10/09	1,400,000 d	1,416,408

Trumbull,
GO Notes	5.00	9/15/08	205,000	205,213
Trumbull,
GO Notes, BAN	4.00	9/10/08	1,000,000	1,000,083
Westbrook,
GO Notes, BAN	2.25	7/23/09	995,000	998,474
Westport,
GO Notes	5.25	7/15/09	1,305,000	1,345,964

U.S. Related--.7%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Higher Educational
Revenue (Ana G. Mendez
University System Project)
(LOC; Banco Santander)	1.98	9/7/08	1,600,000 b	1,600,000

Total Investments (cost $245,817,300)			102.0%	245,817,300
Liabilities, Less Cash and Receivables			(2.0%)	(4,888,156)
Net Assets			100.0%	240,929,144

a	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities amounted to $48,048,000 or 19.9% of net assets.
d	Purchased on a delayed delivery basis.

At August 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty

CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	245,817,300

Level 3 - Significant Unobservable Inputs	0

Total	245,817,300

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)